Income Taxation - Deferred Tax Ending Balance (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Net Deferred Tax Asset	$ 138,663	$ 139,719
United States
Segment Reporting Information [Line Items]
Net Deferred Tax Asset	156,730	154,700
United Kingdom
Segment Reporting Information [Line Items]
Net Deferred Tax Liability	(18,095)	(16,074)
Other
Segment Reporting Information [Line Items]
Net Deferred Tax Asset	$ 28	$ 1,093